SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Concentrations (Details) - Customer concentration - customer	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Customer A | Revenue
Concentrations
Percentage of accounts receivable			14.00%	15.00%
Customer B | Revenue
Concentrations
Percentage of accounts receivable			11.00%	13.00%
Customer C | Revenue
Concentrations
Percentage of accounts receivable			11.00%
Four customers | Revenue
Concentrations
Number of customers	4
Four customers | Revenue from customers
Concentrations
Percentage of accounts receivable	60.00%
Two customers | Revenue
Concentrations
Number of customers		2
Two customers | Revenue from customers
Concentrations
Percentage of accounts receivable		41.00%